SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 81,153		¥ 699,391	¥ 622,144	¥ 592,358
Short-term investments	21,086		150,699		153,910
Accounts receivable	2,314		12,115		16,893
Prepayments and other current assets	6,652		58,119		48,553
Total current assets	117,608		920,324		858,449
Non-current assets
Long term investment	44,403				324,110
Property and equipment, net	505		5,544		3,687
Operating lease right-of-use assets	6,107		59,852		44,577
Other non-current assets	630		14,950		4,600
Total non-current assets	51,645		80,346		376,974
Total assets	169,253		1,000,670		1,235,423
Current liabilities
Accounts payable	30,604		339,832		223,391
Deferred revenue	7,777		51,945		56,768
Amounts due to inter-companies			7,976		7,976
Operating lease liabilities, current	1,793		12,346		13,091
Accrued expenses and other current liabilities	22,705		249,329		165,714
Total current liabilities	62,879		653,452		458,964
Non-current liabilities
Operating lease liabilities, non-current	4,027		45,360		29,395
Total non-current liabilities	4,027		45,360		29,395
Total liabilities	66,906		698,812		488,359
Total revenues	612,136	¥ 4,468,161	4,528,826	4,002,712
Net income	(20,066)	(146,480)	110,499	(180,438)
Net cash provided by (used in) operating activities	300	2,189	45,707	(86,817)
Net cash provided by (used in) investing activities	(68,230)	(498,037)	26,049	461,380
Net cash provided by (used in) financing activities	59,391	433,512	(359)
Net increase (decrease) in cash and cash equivalents	(8,260)	(60,298)	77,247	403,617
Cash and cash equivalents, and restricted cash at the beginning of the year	95,816	699,391	622,144	218,527
Cash and cash equivalents, and restricted cash at the end of the year	$ 87,556	639,093	699,391	622,144
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents			114,307		47,309
Short-term investments			120,641
Accounts receivable			12,115		16,893
Prepayments and other current assets			50,143		45,893
Total current assets			372,414		270,508
Non-current assets
Long term investment					51,090
Property and equipment, net			4,662		2,814
Operating lease right-of-use assets			59,140		44,164
Other non-current assets			4,593		4,600
Total non-current assets			68,395		102,668
Total assets			440,809		373,176
Current liabilities
Accounts payable			76,972		108,553
Deferred revenue			51,945		56,768
Operating lease liabilities, current			12,055		12,770
Accrued expenses and other current liabilities			61,542		30,035
Total current liabilities			767,363		666,021
Non-current liabilities
Operating lease liabilities, non-current			45,040		29,395
Total non-current liabilities			45,040		29,395
Total liabilities			812,403		695,416
Variable Interest Entity, Primary Beneficiary [Member] | Intra Group Companies [Member]
Current assets
Amounts due from inter-companies			75,208		160,413
Current liabilities
Amounts due to inter-companies			564,849		¥ 457,895
Subsidiaries [Member]
Non-current liabilities
Total revenues		1,033,333	1,097,261	3,879,725
Net income		38,093	101,738	14,392
Net cash provided by (used in) operating activities		(54,081)	(79,526)	112,203
Net cash provided by (used in) investing activities		59,755	(68,853)	(57,835)
Net cash provided by (used in) financing activities		(72,672)	101,641
Net increase (decrease) in cash and cash equivalents		(66,998)	(46,738)	54,368
Cash and cash equivalents, and restricted cash at the beginning of the year		114,307	161,045	106,677
Cash and cash equivalents, and restricted cash at the end of the year		¥ 47,309	¥ 114,307	¥ 161,045